Financial instruments by category - Carrying amounts of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets as per statement of financial position
Trade and other receivables	$ 447,239	$ 251,866
Derivative financial instruments	3,131	9,596
Short-term investments	89,826	46,097
Cash and cash equivalents	383,150	211,244	$ 339,781	$ 230,653
Total	923,346	518,803
Liabilities as per statement of financial position
Trade and other payables	673,860	207,674
Borrowings	1,593,009	779,556	904,949
Leases Liabilities	356,602	342,030	$ 378,510
Derivative financial instruments	5,394	5,779
Total	2,628,865	1,335,039
Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	637,002	174,863
Borrowings	1,593,009	779,556
Leases Liabilities	356,602	342,030
Derivative financial instruments	5,394	5,779
Total	2,592,007	1,302,228
Non- financial liabilities
Liabilities as per statement of financial position
Trade and other payables	36,858	32,811
Borrowings	0	0
Leases Liabilities	0	0
Derivative financial instruments	0	0
Total	36,858	32,811
Financial liabilities at amortized cost | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	637,002	174,863
Borrowings	1,593,009	779,556
Leases Liabilities	356,602	342,030
Derivative financial instruments	0	0
Total	2,586,613	1,296,449
Liabilities at fair value through profit or loss | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	0	0
Borrowings	0	0
Leases Liabilities	0	0
Derivative financial instruments	5,394	5,779
Total	5,394	5,779
Financial Assets Instruments
Assets as per statement of financial position
Trade and other receivables	222,009	102,619
Derivative financial instruments	3,131	9,596
Short-term investments	89,826	46,097
Cash and cash equivalents	383,150	211,244
Total	698,116	369,556
Financial Assets Instruments | Financial asset / liabilities at amortized cost
Assets as per statement of financial position
Trade and other receivables	222,009	102,619
Derivative financial instruments	0	0
Short-term investments	0	0
Cash and cash equivalents	383,150	211,244
Total	605,159	313,863
Financial Assets Instruments | Financial assets at fair value through profit or loss
Assets as per statement of financial position
Trade and other receivables	0	0
Derivative financial instruments	3,131	9,596
Short-term investments	89,826	46,097
Cash and cash equivalents	0	0
Total	92,957	55,693
Non- financial assets
Assets as per statement of financial position
Trade and other receivables	225,230	149,247
Derivative financial instruments	0	0
Short-term investments	0	0
Cash and cash equivalents	0	0
Total	$ 225,230	$ 149,247